Income Taxes (Tables)	6 Months Ended
Jul. 31, 2012
Income Taxes [Abstract]
Schedule of Reconciliation of Income Taxes

	July 31,	July 31,
	2012	2011
Federal income taxes at 34%	$(639,000)	$(226,000)
State income tax, net of federal benefit	(112,000)	(40,000)
Tax effect on non-deductible expenses and credits	-	-
Increase in valuation allowance	751,000	266,000
	$-	$-